Document and Entity Information	Mar. 27, 2025
Document and Entity Information
Document Type	8-K
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	Envela Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	1-11048
Entity Tax Identification Number	88-0097334
Entity Address, Address Line One	1901 Gateway Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	972
Local Phone Number	587-4049
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ELA
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000701719
Amendment Flag	false